Business Segment Information - Schedule of Selected Financial Information (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Segment Reporting Information [Line Items]
Net sales	$ 595,602	$ 544,752	$ 528,238	$ 480,229	$ 372,780	$ 463,028	$ 450,343	$ 438,158	$ 383,552	$ 1,583,855	$ 1,381,247	$ 1,925,999	$ 1,735,081	$ 1,721,116
Depreciation and amortization	11,538		6,856							26,811	17,115	24,593	19,084	18,901
Capital expenditures	11,848		14,000							49,891	19,525	48,542	15,430	12,067
Identifiable assets	1,246,082	889,019	931,003			695,821				1,246,082	931,003	889,019	695,821	705,687
Fire and Emergency Segment [Member]
Segment Reporting Information [Line Items]
Net sales	262,092		218,144							666,465	523,969	768,053	620,161	567,714
Depreciation and amortization	4,549		2,760							10,178	6,639	9,707	7,315	7,586
Capital expenditures	1,483		2,725							9,053	6,634	9,598	3,353	3,433
Identifiable assets	625,686	410,984	458,393			276,244				625,686	458,393	410,984	276,244	287,476
Adjusted EBITDA	29,076		19,075							70,188	55,859	85,170	63,306	37,544
Commercial [Member]
Segment Reporting Information [Line Items]
Net sales	154,421		182,946							444,166	499,760	679,033	701,980	654,432
Depreciation and amortization	2,363		1,970							6,041	6,051	8,095	8,703	8,427
Capital expenditures	6,493		925							8,564	1,670	5,943	3,301	3,116
Identifiable assets	272,603	268,980	269,643			267,188				272,603	269,643	268,980	267,188	262,290
Adjusted EBITDA	12,872		17,090							35,708	37,268	53,414	39,095	34,273
Commercial [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales	256									3,236
Recreation [Member]
Segment Reporting Information [Line Items]
Net sales	177,874		127,148							470,917	357,518	478,071	412,940	498,970
Depreciation and amortization	3,468		1,617							8,223	3,295	4,999	2,634	2,423
Capital expenditures	1,700		7,540							3,860	2,661	14,672	2,710	4,987
Identifiable assets	253,235	172,034	164,319			129,706				253,235	164,319	172,034	129,706	144,483
Adjusted EBITDA	11,650		5,843							21,714	6,854	11,005	1,507	2,001
Recreation [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales	3,184		2,814							9,666	8,186	10,556	10,039	10,399
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Net sales	1,215									2,307		842
Depreciation and amortization	1,158		509							2,369	1,130	1,792	432	465
Capital expenditures	2,172		2,810							28,414	8,560	18,329	6,066	531
Identifiable assets	94,558	$ 37,021	38,648			$ 22,683				94,558	38,648	37,021	22,683	11,438
Adjusted EBITDA	(8,129)		(8,545)							(23,470)	(19,140)	(26,764)	(13,782)	(12,305)
Corporate and Other [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales	$ (3,440)		$ (2,814)							$ (12,902)	$ (8,186)	$ (10,556)	$ (10,039)	$ (10,399)